UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2010

                    DATE OF REPORTING PERIOD: MARCH 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

Strategic Growth Fund (unaudited)

                            SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
    Shares                                                             (000)
-------------                                                      -------------
                              COMMON STOCK - 99.8%
CONSUMER DISCRETIONARY - 18.9%
        2,200   Apollo Group, Cl A *                               $         135
       28,100   Bed Bath & Beyond *                                        1,230
       31,883   Best Buy                                                   1,356
       59,400   GameStop, Cl A *                                           1,301
       38,000   Home Depot                                                 1,229
       23,200   Kohl's *                                                   1,271
       18,700   McDonald's                                                 1,248
        5,000   priceline.com *                                            1,275
       31,900   TJX                                                        1,356
       32,500   Yum! Brands                                                1,246
                                                                   -------------
                                                                          11,647
                                                                   -------------
CONSUMER STAPLES - 3.9%
       16,000   General Mills                                              1,132
       24,400   Philip Morris International                                1,273
                                                                   -------------
                                                                           2,405
                                                                   -------------
ENERGY - 5.8%
       28,000   National Oilwell Varco                                     1,136
       14,400   Occidental Petroleum                                       1,217
       29,900   Southwestern Energy *                                      1,218
                                                                   -------------
                                                                           3,571
                                                                   -------------
FINANCIALS - 9.9%
       24,400   ACE                                                        1,276
       29,200   American Express                                           1,205
        6,900   Goldman Sachs Group                                        1,177
       30,600   Lazard, Cl A                                               1,092
       64,700   Nasdaq Stock Market *                                      1,367
                                                                   -------------
                                                                           6,117
                                                                   -------------
HEALTH CARE - 14.0%
       19,200   Amgen *                                                    1,147
       15,200   Becton Dickinson                                           1,197
       12,700   Express Scripts, Cl A *                                    1,292
       25,500   Gilead Sciences *                                          1,160
       20,800   Quest Diagnostics                                          1,213
       26,900   Thermo Fisher Scientific *                                 1,384
       22,900   Varian Medical Systems *                                   1,267
                                                                   -------------
                                                                           8,660
                                                                   -------------
INDUSTRIALS - 19.9%
       20,500   Deere                                                      1,219
       25,900   Dover                                                      1,211
       45,500   Iron Mountain                                              1,247
       24,300   ITT                                                        1,303
       19,100   Joy Global                                                 1,081
       23,000   Stericycle *                                               1,253
       31,100   Tyco International                                         1,190

MARCH 31, 2010                                         www.bishopstreetfunds.com

Strategic Growth Fund (unaudited)

                            SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
   Shares                                                              (000)
-------------                                                      -------------
INDUSTRIALS - (CONTINUED)
       16,100   Union Pacific                                      $       1,180
       17,500   United Technologies                                        1,288
       11,800   W.W. Grainger                                              1,276
                                                                   -------------
                                                                          12,248
                                                                   -------------
INFORMATION TECHNOLOGY - 27.4%
       28,600   Amphenol, Cl A                                             1,207
        5,200   Apple *                                                    1,222
       34,800   Broadcom, Cl A                                             1,155
       17,300   Cree *                                                     1,215
       16,900   Factset Research Systems                                   1,240
        2,050   Google, Cl A *                                             1,162
       22,600   Hewlett-Packard                                            1,201
       10,000   International Business Machines                            1,282
       36,600   NetApp *                                                   1,192
       46,000   Oracle                                                     1,182
       43,800   Red Hat *                                                  1,282
       65,600   Symantec *                                                 1,110
       48,200   Texas Instruments                                          1,179
       31,600   Western Digital *                                          1,231
                                                                   -------------
                                                                          16,860
                                                                   -------------
TOTAL COMMON STOCK (Cost $54,227)                                         61,508
                                                                   -------------
                          CASH EQUIVALENTS (A) - 0.2%
       64,559   Dreyfus Cash Management Fund, Institutional
                Shares, 0.074%                                                65
       64,559   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 0.212%                                  65
                                                                   -------------
TOTAL CASH EQUIVALENTS (Cost $130)                                           130
                                                                   -------------
TOTAL INVESTMENTS (Cost $54,357)+ - (100.0%)                       $      61,638
                                                                   =============

Percentages are based on Net Assets of $61,662 ($ Thousands).

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

CL - CLASS

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,694, ($ THOUSANDS) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,034 ($ THOUSANDS) AND $(3,090), ($ THOUSANDS) RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     AS OF MARCH 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

BSF-QH-001-1400

MARCH 31, 2010                                         www.bishopstreetfunds.com

Dividend Value Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
    Shares                                                             (000)
-------------                                                      -------------
                              COMMON STOCK - 97.4%
CONSUMER DISCRETIONARY - 10.5%
       23,100   Foot Locker                                        $         347
       13,900   Gap                                                          321
       23,000   Home Depot                                                   744
       14,500   McDonald's                                                   968
        8,500   McGraw-Hill                                                  303
       12,500   Meredith (A)                                                 430
        7,500   Nordstrom (A)                                                306
       13,000   Sherwin-Williams                                             880
       10,500   Staples (A)                                                  246
       20,700   Time Warner                                                  647
        6,700   TJX                                                          285
                                                                   -------------
                                                                           5,477
                                                                   -------------
CONSUMER STAPLES - 12.2%
       24,800   Altria Group                                                 509
        8,000   Avon Products                                                271
        3,900   Coca-Cola Co.                                                214
        7,400   Diageo PLC ADR                                               499
        5,000   General Mills                                                354
       13,500   HJ Heinz (A)                                                 616
        3,600   JM Smucker                                                   217
        8,800   Kimberly-Clark (A)                                           553
        8,800   Kraft Foods, Cl A                                            266
        3,300   PepsiCo                                                      218
       23,000   Philip Morris International                                1,200
       11,900   Procter & Gamble                                             753
       12,100   Wal-Mart Stores                                              673
                                                                   -------------
                                                                           6,343
                                                                   -------------
ENERGY - 11.8%
       13,100   Chevron                                                      993
        7,000   ConocoPhillips                                               358
       16,500   EnCana (A)                                                   512
       21,700   Exxon Mobil                                                1,453
        4,100   Murphy Oil                                                   230
        5,900   Occidental Petroleum                                         499
       18,000   Royal Dutch Shell PLC ADR, Cl A                            1,042
       11,800   Smith International                                          505
        5,935   Transocean *                                                 513
                                                                   -------------
                                                                           6,105
                                                                   -------------
FINANCIALS - 15.1%
       16,800   American Express                                             693
       15,300   Arthur J Gallagher                                           376
        6,300   Chubb                                                        327
       14,700   Eaton Vance                                                  493
       11,800   Federated Investors, Cl B (A)                                311

MARCH 31, 2010                                         www.bishopstreetfunds.com

Dividend Value Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
    Shares                                                             (000)
-------------                                                      -------------
FINANCIALS - (CONTINUED)
       28,800   JPMorgan Chase                                     $       1,289
       11,900   MetLife                                                      516
       15,000   Morgan Stanley                                               439
       10,700   Northern Trust (A)                                           591
       18,900   People's United Financial                                    295
        7,700   PNC Financial Services Group                                 460
        2,500   RenaissanceRe Holdings                                       142
        6,100   T Rowe Price Group (A)                                       335
       18,200   Unum Group                                                   451
       19,200   US Bancorp                                                   497
       20,700   Wells Fargo                                                  644
                                                                   -------------
                                                                           7,859
                                                                   -------------
HEALTH CARE - 10.3%
       16,300   Abbott Laboratories                                          859
       41,100   Bristol-Myers Squibb                                       1,097
       13,900   Johnson & Johnson                                            906
       40,900   Merck                                                      1,528
       56,900   Pfizer                                                       976
                                                                   -------------
                                                                           5,366
                                                                   -------------
INDUSTRIALS - 10.6%
        7,900   Deere                                                        470
        9,600   Dover (A)                                                    449
        8,600   Emerson Electric                                             433
       42,100   General Electric                                             766
       15,000   Honeywell International                                      679
        7,200   Norfolk Southern                                             403
        6,800   Parker Hannifin                                              440
       12,100   Raytheon                                                     691
        9,200   United Technologies                                          677
       14,300   Waste Management (A)                                         492
                                                                   -------------
                                                                           5,500
                                                                   -------------
INFORMATION TECHNOLOGY - 10.9%
       11,900   Automatic Data Processing                                    529
        7,100   Canon ADR (A)                                                328
       11,800   Hewlett-Packard                                              627
       47,100   Intel                                                      1,049
       10,800   International Business Machines                            1,385
        4,700   Linear Technology (A)                                        133
       41,700   Microsoft                                                  1,221
       15,500   Texas Instruments                                            379
                                                                   -------------
                                                                           5,651
                                                                   -------------
MATERIALS - 4.8%
        7,500   Allegheny Technologies (A)                                   405
        4,700   BHP Billiton ADR (A)                                         377
        8,000   EI Du Pont de Nemours (A)                                    298
        6,900   International Flavors & Fragrances                           329
       12,200   Nucor                                                        554

MARCH 31, 2010                                         www.bishopstreetfunds.com

Dividend Value Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
    Shares                                                             (000)
-------------                                                      -------------
MATERIALS - (CONTINUED)
       10,100   RPM International                                  $         216
       10,500   Sonoco Products                                              323
                                                                   -------------
                                                                           2,502
                                                                   -------------
TELECOMMUNICATION SERVICES - 6.1%
       62,200   AT&T                                                       1,607
       45,000   Verizon Communications                                     1,396
       13,300   Windstream (A)                                               145
                                                                   -------------
                                                                           3,148
                                                                   -------------
UTILITIES - 5.1%
       11,500   Alliant Energy                                               382
        7,400   American Electric Power                                      253
        2,000   Entergy                                                      163
        4,000   Exelon                                                       175
        7,000   FirstEnergy (A)                                              274
        4,300   FPL Group                                                    208
        7,600   National Fuel Gas                                            384
        5,800   PG&E                                                         246
        9,900   PPL                                                          274
        9,200   Public Service Enterprise Group                              271
                                                                   -------------
                                                                           2,630
                                                                   -------------
TOTAL COMMON STOCK (Cost $47,520)                                         50,581
                                                                   -------------
                           PREFERRED STOCK (A) - 0.4%
CONSUMER STAPLES - 0.4%
        5,250   Archer-Daniels-Midland                                       215
                                                                   -------------
TOTAL PREFERRED STOCK (Cost $230)                                            215
                                                                   -------------
                        EXCHANGE TRADED FUND (A) - 1.7%
        7,600   SPDR Trust, Ser 1                                            889
                                                                   -------------
TOTAL EXCHANGE TRADED FUND (Cost $932)                                       889
                                                                   -------------
                          CASH EQUIVALENTS (C) - 4.1%
       76,952   Dreyfus Cash Management Fund, Institutional
                Shares, 0.074%                                                77
       76,952   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 0.212%                                  77
      973,639   Fidelity Institutional Prime Money Market,
                Institutional Shares, 0.190% (B)                             974
      973,639   RBC Prime Money Market Fund, 0.113% (B)                      974
                                                                   -------------
TOTAL CASH EQUIVALENTS (Cost $2,102)                                       2,102
                                                                   -------------

MARCH 31, 2010                                         www.bishopstreetfunds.com

Dividend Value Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
                         REPURCHASE AGREEMENT (B) - 9.2%
$   4,786       Bank of America 0.200%, dated 03/31/10, to be
                repurchased on 04/01/10, repurchase price
                $4,786,061 (collateralized by a Corporate
                obligation, par value $5,169,407, 5.94%,
                1/15/53, with a total market value of
                $4,960,512)
TOTAL REPURCHASE AGREEMENT (Cost $4,786)                           $       4,786
                                                                   -------------
TOTAL INVESTMENTS (Cost $55,570)+ - (112.8%)                       $      58,573
                                                                   =============

Percentages are based on Net Assets of $51,914 ($ Thousands).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2010 WAS $6,581 ($ THOUSANDS).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2010 WAS $6,734 ($ THOUSANDS).

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
PLC  - PUBLIC LIMITED COMPANY
SER  - SERIES
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $56,366 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,782 AND $(1,575) ($ THOUSANDS), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     AS OF MARCH 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL 1, EXCEPT FOR THE REPURCHASE AGREEMENT WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

BSF-QH-001-1400

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
                         CORPORATE OBLIGATIONS - 64.0%
BANKS - 14.7%
                Australia & New Zealand Banking Group (A) (D)
$       1,500   0.541%, 06/18/12                                   $       1,496
                Bank of America MTN (C)
        2,500   7.375%, 05/15/14                                           2,811
                Bank of Oklahoma (A)
          500   5.750%, 05/15/17                                             468
                Barclays Bank PLC (C)
        1,150   6.750%, 05/22/19                                           1,272
          500   5.200%, 07/10/14                                             534
                Bear Stearns LLC (C)
        1,500   7.250%, 02/01/18                                           1,734
                Citigroup
        1,500   6.500%, 08/19/13                                           1,618
                Goldman Sachs Group
        1,300   7.500%, 02/15/19                                           1,486
                JPMorgan Chase (C)
          750   5.125%, 09/15/14                                             792
                JPMorgan Chase Capital XXVII, Ser AA
        1,000   7.000%, 11/01/39                                           1,021
                JPMorgan Chase, Ser AI (C)
        1,400   5.875%, 06/13/16                                           1,506
                Morgan Stanley (C)
        1,300   7.300%, 05/13/19                                           1,436
        1,400   4.200%, 11/20/14                                           1,403
                Wells Fargo Bank(A)
        1,600   0.460%, 05/16/16                                           1,462
                                                                   -------------
                                                                          19,039
                                                                   -------------
CONSUMER DISCRETIONARY - 5.5%
                Comcast
        1,000   6.500%, 01/15/17                                           1,112
                Home Depot
          700   5.875%, 12/16/36                                             679
                McDonald's, Ser H MTN (C)
        1,525   4.125%, 06/01/13                                           1,627
                Time Warner Cable
        1,350   8.250%, 04/01/19                                           1,634
                Whirlpool MTN
        1,750   8.600%, 05/01/14                                           2,031
                                                                   -------------
                                                                           7,083
                                                                   -------------
CONSUMER STAPLES - 3.6%
                Costco Wholesale
        1,100   5.500%, 03/15/17                                           1,207
                Kraft Foods
          900   6.500%, 02/09/40                                             933
        1,075   5.375%, 02/10/20                                           1,093
                Wal-Mart Stores (C)
        1,300   5.375%, 04/05/17                                           1,425
                                                                   -------------
                                                                           4,658
                                                                   -------------

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
ENERGY - 1.6%
                Anadarko Petroleum
$       1,250   7.200%, 03/15/29                                   $       1,344
                BP Capital Markets PLC
          725   3.625%, 05/08/14                                             752
                                                                   -------------
                                                                           2,096
                                                                   -------------
FINANCIALS - 6.3%
                Berkshire Hathaway
        1,500   3.200%, 02/11/15                                           1,513
                Capital One Financial (C)
        1,000   7.375%, 05/23/14                                           1,143
                General Electric Capital MTN(A) (C)
        1,325   0.399%, 05/08/13                                           1,287
                General Electric Capital, Ser A MTN (C)
        2,050   5.450%, 01/15/13                                           2,216
                Jefferies Group
          675   6.250%, 01/15/36                                             575
                WEA Finance LLC (D)
        1,300   5.750%, 09/02/15                                           1,368
                                                                   -------------
                                                                           8,102
                                                                   -------------
HEALTH CARE - 2.3%
                Bristol-Myers Squibb (C)
          300   5.450%, 05/01/18                                             323
                Genentech (C)
        1,300   4.750%, 07/15/15                                           1,388
                Merck (C)
        1,200   5.000%, 06/30/19                                           1,255
                                                                   -------------
                                                                           2,966
                                                                   -------------
INDUSTRIALS - 8.6%
                Allied Waste North America, Ser B
        1,200   7.125%, 05/15/16                                           1,304
                Boeing
          500   4.875%, 02/15/20                                             512
                Bunge Finance
        1,300   8.500%, 06/15/19                                           1,511
                Caterpillar (C)
        1,250   7.900%, 12/15/18                                           1,535
                Continental Airlines
        1,274   9.000%, 07/08/16                                           1,376
                DirecTV Holdings LLC
          500   6.375%, 06/15/15                                             519
                Emerson Electric (C)
          500   5.250%, 10/15/18                                             532
                John Deere Capital
          550   7.000%, 03/15/12                                             608
                News America
        1,000   6.650%, 11/15/37                                           1,052
                President and Fellows of Harvard College
        1,300   3.700%, 04/01/13                                           1,359
                Rockwell Automation
          800   6.700%, 01/15/28                                             863
                                                                   -------------
                                                                          11,171
                                                                   -------------
INFORMATION TECHNOLOGY - 8.1%
                Cisco Systems
        1,500   5.500%, 02/22/16                                           1,671
                Dell
          400   5.625%, 04/15/14                                             440
                Hewlett-Packard (C)
        1,375   4.500%, 03/01/13                                           1,472

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
INFORMATION TECHNOLOGY - (CONTINUED)
                IBM
$       1,500   8.375%, 11/01/19                                   $       1,937
                Nokia
        1,250   5.375%, 05/15/19                                           1,317
                Oracle
        1,200   5.250%, 01/15/16                                           1,322
                Xerox
        2,000   8.250%, 05/15/14                                           2,322
                                                                   -------------
                                                                          10,481
                                                                   -------------
MATERIALS - 10.4%
                ArcelorMittal (C)
        1,050   9.850%, 06/01/19                                           1,335
                BHP Billiton Finance
          950   5.250%, 12/15/15                                           1,036
                Boeing Capital
        1,250   3.250%, 10/27/14                                           1,262
                Dow Chemical (C)
        1,950   8.550%, 05/15/19                                           2,359
                Monsanto
        1,400   7.375%, 08/15/12                                           1,581
                Nucor (C)
        1,300   4.875%, 10/01/12                                           1,401
                Potash Corp of Saskatchewan
        2,200   5.250%, 05/15/14                                           2,378
                Rio Tinto Finance USA
        1,700   9.000%, 05/01/19                                           2,182
                                                                   -------------
                                                                          13,534
                                                                   -------------
TELECOMMUNICATION SERVICES - 2.9%
                AT&T (C)
          500   5.800%, 02/15/19                                             534
                AT&T Wireless Services
        1,300   8.125%, 05/01/12                                           1,467
                Cellco Partnership
        1,600   5.550%, 02/01/14                                           1,749
                                                                   -------------
                                                                           3,750
                                                                   -------------
TOTAL CORPORATE OBLIGATIONS (Cost $76,934)                                82,880
                                                                   -------------
                        ASSET-BACKED SECURITIES - 14.2%
                Ally Auto Receivables Trust, Ser B, Cl A3 (D)
        1,750   1.980%, 10/15/13                                           1,768
                Capital One Multi-Asset Execution Trust, Ser A2,
                Cl A2
        1,600   3.200%, 04/15/14                                           1,641
                Chase Issuance Trust, Ser A5, Cl A5 (A)
        2,000   1.030%, 06/15/12                                           2,003
                Citibank Credit Card Issuance Trust, Ser A3, Cl
                A3
        2,600   2.700%, 06/24/13                                           2,654
                Countrywide Asset-Backed Certificates, Ser 12,
                Cl 1A4 (A)
        3,281   5.323%, 02/25/36                                           2,886
                Ford Credit Auto Owner Trust, Ser E, Cl A3
        2,500   1.510%, 01/15/14 (A)                                       2,511
                GSR Mortgage Loan Trust, Ser 4, Cl 3A2
        2,504   2.150%, 04/25/32 (A)                                       2,356
                Mercedes-Benz Auto Receivables, Ser I, Cl A3
        1,250   1.670%, 01/15/14                                           1,262
                WaMu Mortgage Pass-Through Certificates, Ser
                AR9, Cl 2A
        1,442   3.080%, 07/25/42 (A)                                       1,345
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES (Cost $18,011)                              18,426
                                                                   -------------

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
                FHLMC
$         875   8.250%, 06/01/16                                   $       1,053
        1,000   5.875%, 05/23/16                                           1,054
                FHLMC MTN
        1,000   4.250%, 05/22/13                                           1,065
                FNMA
        1,500   5.780%, 06/07/22                                           1,606
          700   5.000%, 03/02/15                                             770
        1,200   3.500%, 08/25/14                                           1,212
        1,250   3.125%, 01/21/15                                           1,261
        1,250   3.000%, 07/28/14                                           1,259
          550   3.000%, 03/09/15                                             551
        1,600   2.500%, 03/03/14                                           1,602
        1,200   2.125%, 06/24/13                                           1,203
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $12,462)                                                         12,636
                                                                   -------------
               U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 4.6%
                FHLMC REMIC, Ser 2844, Cl VB
          117   5.500%, 12/15/19                                             117
                FHLMC REMIC, Ser 3196, Cl CB
          351   5.250%, 08/15/11                                             356
                FHLMC REMIC, Ser R010, Cl AB
          608   5.500%, 12/15/19                                             636
                FNMA REMIC, Ser B1, Cl BE
          808   5.450%, 12/25/20                                             864
                FNMA, Ser 254884
          354   3.500%, 08/01/10                                             359
                FNMA, Ser 33, Cl AB
        1,752   3.750%, 03/25/33                                           1,803
                FNMA, Ser 889958
          673   5.000%, 10/01/23                                             711
                GNMA, Ser 7, Cl PE
        1,072   5.500%, 11/16/31                                           1,128
                                                                   -------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS (Cost $5,735)                                               5,974
                                                                   -------------
                             MUNICIPAL BONDS - 2.9%
MUNICIPAL - 2.9%
                California State, GO
        1,500   7.550%, 04/01/39                                           1,551
                Michigan Municipal Bond Authority, RB, Merrill
                Lynch Insured (A)
          500   2.860%, 09/01/48                                             500
                New Jersey State, Turnpike Authority, Ser B, RB,
                AMBAC Insured, Pre-Refunded @ 100 (B)
        1,250   4.252%, 01/01/15                                           1,260
                New Mexico Mortgage Finance Authority, Ser B3,
                RB, AMT, GNMA/FNMA/FHLMC Collateral
          405   4.200%, 07/01/28                                             404
                                                                   -------------
TOTAL MUNICIPAL BONDS (Cost $3,640)                                        3,715
                                                                   -------------

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

 Face Amount                                                           Value
 (000)/Shares                                                          (000)
-------------                                                      -------------
                      U.S. TREASURY OBLIGATIONS (C) - 2.7%
                U.S. Treasury Bonds
$       1,200   7.250%, 05/15/16                                   $       1,490
          800   4.500%, 08/15/39                                             773
                U.S. Treasury Notes
          800   3.125%, 05/15/19                                             762
          500   2.125%, 11/30/14                                             493
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,364)                              3,518
                                                                   -------------
                           CASH EQUIVALENTS (E) - 6.9%
      470,110   Dreyfus Cash Management Fund, Institutional
                Shares, 0.074%                                               470
      470,110   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 0.212%                                 470
    4,026,361   Fidelity Prime Money Market Portfolio,
                Institutional Shares, 0.190% (F)                           4,026
    4,026,361   RBC Prime Money Market Fund, 0.113% (F)                    4,026
                                                                   -------------
TOTAL CASH EQUIVALENTS (Cost $8,992)                                       8,992
                                                                   -------------
                        REPURCHASE AGREEMENT (F) - 15.3%
       19,792   Bank of America 0.200%, dated 03/31/10, to be
                repurchased on 04/01/10, repurchase price
                $19,792,153 (collateralized by a Corporate
                obligation, par value $21,377,435, 5.94%,
                1/15/53, with a total market value of
                $20,513,573)
TOTAL REPURCHASE AGREEMENT (Cost $19,792)                                 19,792
                                                                   -------------
TOTAL INVESTMENTS (Cost $148,930)+ - (120.4%)                      $     155,933
                                                                   =============

Percentages are based on Net Assets of $129,527 ($ Thousands).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2010. THE MATURITY DATE SHOWN IS THE FINAL MATURITY DATE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THIS SECURITY OR PORTION OF THIS SECURITY IS ON LOAN AT MARCH 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT MARCH 31, 2010 WAS $27,200 ($ THOUSANDS).

(D) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONS. AT MARCH 31, 2010, THESE SECURITIES AMOUNTED TO $4,632 ($ THOUSANDS), REPRESENTING 3.57% OF NET ASSETS OF THE FUND.

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

(F) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF MARCH 31, 2010 WAS $27,844 ($ THOUSANDS).

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT   - ALTERNATIVE MINIMUM TAX
CL    - CLASS
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LLC   - LIMITED LIABILITY COMPANY
MTN   - MEDIUM TERM NOTE
PLC   - PUBLIC LIMITED COMPANY
RB    - REVENUE BOND

MARCH 31, 2010                                         www.bishopstreetfunds.com

High Grade Income Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

+ AT MARCH 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $148,930, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,268 ($ THOUSANDS) AND $(265) ($ THOUSANDS), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     AS OF MARCH 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL 2, EXCEPT FOR THE CASH EQUIVALENTS WHICH ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

BSF-QH-001-1400

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
                            MUNICIPAL BONDS - 100.0%
ALASKA - 0.1%
                City of Anchorage Alaska, Water Department, RB,
                NPFGC Re-Insured
$         200   5.000%, 05/01/37                                   $         205
                                                                   -------------
ARIZONA - 0.9%
                Phoenix Civic Improvement, Senior Lein, Ser A,
                RB
        1,435   5.000%, 07/01/21                                           1,519
                                                                   -------------
CALIFORNIA - 0.2%
                San Jose Evergreen Community College District,
                Ser B, GO, AGM Insured (A)
        1,000   6.133%, 09/01/28                                             345
                                                                   -------------
GEORGIA - 1.1%
                City of Atlanta, Ser A, RB, AGM-CR FGIC Insured
          785   5.500%, 11/01/22                                             863
                Main Street, Natural Gas, Ser B, RB
        1,000   5.000%, 03/15/18                                           1,031
                                                                   -------------
                                                                           1,894
                                                                   -------------
HAWAII - 82.3%
                Hawaii County, Refunding & Improvement Project,
                Ser A, GO, NPFGC Re-Insures FGIC Insured
          430   5.600%, 05/01/13                                             480
                Hawaii County, Ser A, GO, AGM Insured
          125   5.000%, 07/15/21                                             131
        1,500   5.000%, 07/15/23                                           1,571
                Hawaii County, Ser A, GO, NPFGC Re-Insured
        1,055   5.250%, 07/15/18                                           1,137
        1,000   5.000%, 07/15/24                                           1,046
                Hawaii County, Unlimited Public Improvements,
                Ser A, GO, AMBAC Insured
        1,000   5.000%, 07/15/15                                           1,130
                Hawaii County, Unlimited Public Improvements,
                Ser A, GO, NPFGC Insured
          505   5.000%, 07/15/21                                             551
        1,000   5.000%, 07/15/22                                           1,086
                Hawaii State, Airport System, RB, AMT, ETM
           40   6.900%, 07/01/12                                              43
                Hawaii State, Airport System, RB, AMT, NPFGC
                Re-Insures FGIC Insured
        1,000   5.750%, 07/01/15                                           1,034

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                            SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
   (000)                                                               (000)
-------------                                                      ------------
HAWAII - (CONTINUED)
                Hawaii State, Airport System, Ser B, RB, AMT,
                NPFGC Re-Insures FGIC Insured
$       1,500   6.625%, 07/01/18                                   $       1,525
                Hawaii State, Department of Budget & Finance,
                Chaminade University, RB, Radian Insured
        1,000   4.750%, 01/01/36                                             891
                Hawaii State, Department of Budget & Finance,
                Electric Company & Subsidiary Project, Ser A,
                RB, AMT, FGIC Insured
          750   4.800%, 01/01/25                                             697
                Hawaii State, Department of Budget & Finance,
                Electric Company & Subsidiary Project, Ser B,
                RB, AMT, XLCA Insured
        1,025   5.000%, 12/01/22                                             988
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
          445   5.100%, 09/01/32                                             409
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
        1,000   4.650%, 03/01/37                                             838
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser A, RB, AMT, NPFGC
                Re-Insured
        2,000   5.650%, 10/01/27                                           2,004
                Hawaii State, Department of Budget & Finance,
                Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
        1,000   6.200%, 11/01/29                                           1,004
                Hawaii State, Department of Budget & Finance,
                Mid Pacific Institute, RB, Radian Insured
        1,000   5.000%, 01/01/26                                             995
                Hawaii State, Department of Hawaiian Home Lands,
                Kapolei Office Facilities, Ser A, COP, AGM
                Insured
        2,000   5.000%, 11/01/31                                           2,067
                Hawaii State, Harbor System, Ser A, RB, AMT, AGM
                Insured
        2,025   5.750%, 07/01/17                                           2,056
          370   5.750%, 07/01/29                                             376
        1,210   5.700%, 07/01/16                                           1,229
        1,000   5.600%, 07/01/15                                           1,016
                Hawaii State, Harbor System, Ser B, RB, AMT, AGM
                Insured
        1,000   5.000%, 01/01/13                                           1,060
          500   5.000%, 01/01/23                                             497
                Hawaii State, Harbor System, Ser B, RB, AMT,
                AMBAC Insured
          200   5.500%, 07/01/19                                             207
                Hawaii State, Highway, RB
          300   5.500%, 07/01/18                                             352
        1,000   5.500%, 01/01/25                                           1,125

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      -------------
HAWAII - (CONTINUED)
                Hawaii State, Highway, RB, AGM Insured
$       1,800   5.000%, 07/01/12                                   $       1,953
                Hawaii State, Highway, Ser A, RB, AGM Insured
        1,725   5.000%, 07/01/21                                           1,856
        1,565   5.000%, 07/01/22                                           1,674
        1,000   5.000%, 07/01/23                                           1,066
                Hawaii State, Highway, Ser B, RB, AGM Insured
        2,300   5.000%, 07/01/16                                           2,579
                Hawaii State, Housing Finance & Development,
                Ser B, RB, AGM Insured
        2,000   6.500%, 07/01/33                                           2,185
                Hawaii State, Housing Finance & Development,
                Single-Family Housing, Ser A, RB, AMT, FNMA
                Collateral
          500   5.400%, 07/01/30                                             500
        2,500   5.350%, 07/01/18                                           2,503
                Hawaii State, Housing Finance & Development,
                Single-Family Housing, Ser B, RB, FNMA
                Collateral
          520   5.450%, 07/01/17                                             521
                Hawaii State, Improvements Authority, Ser CL,
                GO, FGIC-TCRS Insured
        1,000   6.000%, 03/01/11                                           1,050
                Hawaii State, Improvements Authority, Ser DA,
                GO, NPFGC Re-Insured
          850   5.250%, 09/01/23                                             909
                Hawaii State, Improvements Authority, Ser DB,
                GO, NPFGC Re-Insured
          200   5.250%, 09/01/15                                             224
                Hawaii State, Improvements Authority, Ser DD,
                GO, NPFGC Re-Insured
        1,500   5.250%, 05/01/15                                           1,691
                Hawaii State, Improvements Authority, Ser DF,
                GO, AMBAC Insured
        1,250   5.000%, 07/01/18                                           1,365
        1,250   5.000%, 07/01/21                                           1,355
           90   5.000%, 07/01/22                                              97
                Hawaii State, No. 1 Capitol District State
                Office, COP, NPFGC Re-Insured, Pre-Refunded
                @ 100 (B)
        1,000   5.200%, 05/01/10                                           1,003
                Hawaii State, Ser A, RB
        1,250   5.000%, 07/01/22                                           1,324
                Hawaii State, Ser CM, GO, AGM FGIC Insured
        1,000   6.500%, 12/01/14                                           1,210
                Hawaii State, Ser CU, GO, NPFGC Re-Insured,
                Pre-Refunded @ 100 (B)
           25   5.750%, 10/01/10                                              26

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      -------------
HAWAII - (CONTINUED)
                Hawaii State, Ser CV, GO, NPFGC Re-Insures FGIC
                Insured
$         350   5.375%, 08/01/19                                   $         366
                Hawaii State, Ser CV, GO, NPFGC Re-Insures FGIC
                Insured, Pre-Refunded @ 100 (B)
          650   5.375%, 08/01/11                                             692
                Hawaii State, Ser CX, GO, FSA Insured
        1,000   5.500%, 02/01/16                                           1,062
          580   5.500%, 02/01/21                                             609
                Hawaii State, Ser CX, GO, FSA Insured,
                Pre-Refunded @ 100 (B)
          420   5.500%, 02/01/12                                             455
                Hawaii State, Ser CZ, GO, FSA Insured
          225   5.250%, 07/01/16                                             241
                Hawaii State, Ser DI, GO, AGM Insured
        1,000   5.000%, 03/01/26                                           1,064
                Hawaii State, Ser DK, GO
          450   5.000%, 05/01/24                                             490
          475   5.000%, 05/01/25                                             516
                Hawaii State, Ser DN, GO
        1,000   5.500%, 08/01/26                                           1,126
                Hawaii State, Ser DO, GO
        1,000   5.000%, 08/01/16                                           1,143
                Hawaii State, Ser DQ, GO
        1,100   5.000%, 06/01/28                                           1,192
                Hawaii State, Ser DV, GO
          600   2.000%, 11/01/12                                             615
                Hawaii State, Unlimited Public Improvements, Ser
                DD, GO, NPFGC Re-Insured
        1,000   5.000%, 05/01/16                                           1,097
                Hawaii State, Unlimited Public Improvements, Ser
                DJ, GO, AMBAC Insured
          500   5.000%, 04/01/13                                             555
                Honolulu City & County, Board of Water Supply,
                Ser A, RB, FGIC Insured, Pre-Refunded @ 100 (B)
        3,300   4.750%, 07/01/14                                           3,727
                Honolulu City & County, Board of Water Supply,
                Ser A, RB, NPFGC Re-Insures FGIC Insured
        2,000   5.000%, 07/01/33                                           2,057
                Honolulu City & County, Board of Water Supply,
                Ser B, RB, AMT, NPFGC Re-Insured
        1,000   5.250%, 07/01/20                                           1,055
        1,000   5.250%, 07/01/21                                           1,051
          325   5.000%, 07/01/15                                             355
                Honolulu Hawaii City & County, 1st Board
                Resolution, Senior Lein, Ser A, RB
        1,300   4.000%, 07/01/25                                           1,300

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      -------------
HAWAII - (CONTINUED)
                Honolulu Hawaii City & County, 2nd Board
                Resolution, Ser A, RB, AGM Insured
$       1,000   5.000%, 07/01/23                                   $       1,080
        1,900   5.000%, 07/01/27                                           2,013
                Honolulu Hawaii City & County, Ser A, GO
          200   5.250%, 04/01/31                                             219
        1,100   5.250%, 04/01/32                                           1,199
        1,000   5.000%, 04/01/33                                           1,059
                Honolulu Hawaii City & County, Ser A, GO, AGM
                Insured
          375   5.000%, 07/01/20                                             416
        1,070   5.000%, 07/01/23                                           1,166
          275   5.000%, 07/01/24                                             298
        1,000   5.000%, 07/01/30                                           1,062
                Honolulu Hawaii City & County, Ser A, GO, NPFGC
                Re-Insured
          725   5.250%, 03/01/18                                             797
        1,000   5.250%, 03/01/20                                           1,092
        1,500   5.250%, 03/01/24                                           1,617
          500   5.250%, 03/01/28                                             535
        1,800   5.000%, 07/01/21                                           1,962
        3,350   5.000%, 07/01/23                                           3,633
          550   5.000%, 07/01/25                                             588
          540   5.000%, 07/01/26                                             585
        1,000   5.000%, 07/01/27                                           1,067
                Honolulu Hawaii City & County, Ser B, GO, NPFGC
                Re-Insured
        2,000   5.000%, 07/01/15                                           2,255
        1,500   5.000%, 07/01/16                                           1,681
                Honolulu Hawaii City & County, Ser D, GO
        1,000   4.000%, 09/01/25                                           1,009
        1,000   4.000%, 09/01/26                                           1,005
                Honolulu Hawaii City & County, Ser D, GO, NPFGC
                Re-Insured
          885   5.000%, 07/01/19                                             977
        1,700   5.000%, 07/01/23                                           1,826
                Honolulu Hawaii City & County, Ser D, GO,
                NPFGC Re-Insured
        1,000   5.000%, 07/01/22                                           1,079
                Honolulu Hawaii City & County, Ser E, GO, NPFGC
                Re-Insures FGIC Insured
        1,500   5.250%, 07/01/20                                           1,683
                Honolulu Hawaii City & County, Ser F, FSA, GO,
                AGM FGIC Insured
          895   5.000%, 07/01/24                                             958
                Honolulu Hawaii City & County, Sewer
                Improvements, 1st Board Resolution, Senior Lein,
                Ser C, RB, NPFGC Re-Insured
          250   5.000%, 07/01/31                                             259

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      ------------
HAWAII - (CONTINUED)
                Honolulu Hawaii City & County, Sewer
                Improvements, 2nd
                Board Resolution, Ser A-1, RB, NPFGC Re-Insured
$         815   5.000%, 07/01/22                                   $         858
                Honolulu Hawaii City & County, Sewer
                Improvements, 2nd
                Board Resolution, Ser B-1, RB, NPFGC Re-Insured
          865   5.000%, 07/01/23                                             907
                Honolulu Hawaii City & County, Valorem Tax
                Project, Ser A, GO, NPFGC Re-Insured
        2,680   5.000%, 07/01/26                                           2,863
                Honolulu Hawaii City & County, Valorem Tax
                Project, Ser B, GO, NPFGC Re-Insured
        4,950   5.000%, 07/01/17                                           5,510
                Honolulu Hawaii City & County, Waipahu Towers
                Project, Ser A, RB, AMT, GNMA Collateral
          195   6.900%, 06/20/35                                             197
                Honolulu Hawaii City & County, Water Utility
                Improvement, GO, ETM, FGIC-TCRS Insured
        1,000   6.000%, 12/01/12                                           1,130
                Kauai County, Ser A, GO, NPFGC Re-Insured
        1,500   5.000%, 08/01/25                                           1,529
                Kauai County, Ser A, GO, NPFGC Re-Insures FGIC
                Insured
        1,610   5.000%, 08/01/21                                           1,726
        1,440   5.000%, 08/01/23                                           1,532
        1,000   5.000%, 08/01/28                                           1,047
                Maui County, GO, NPFGC Re-Insured
          100   5.000%, 03/01/17                                             110
        1,100   5.000%, 03/01/24                                           1,175
                Maui County, Ser A, GO
        1,000   5.000%, 07/01/19                                           1,102
                Maui County, Ser A, GO, AGM Insured
        1,000   3.500%, 07/01/16                                           1,047
                Maui County, Ser A, GO, NPFGC Re-Insured
        1,000   4.750%, 07/01/25                                           1,053
                Maui County, Ser B, GO, NPFGC Re-Insured
          500   5.000%, 07/01/16                                             566
          500   5.000%, 09/01/17                                             546
                University of Hawaii, College Improvements
                Project, Ser A, RB, FGIC Insured,
                Pre-Refunded @ 100 (B)
        1,605   5.500%, 07/15/12                                           1,770
          500   5.125%, 07/15/12                                             547
                University of Hawaii, College Improvements
                Project, Ser A, RB, NPFGC Re-Insured
          200   5.000%, 07/15/19                                             213
                University of Hawaii, Ser A, RB
          100   6.000%, 10/01/38                                             111
          500   5.000%, 10/01/14                                             552

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      ------------
HAWAII - (CONTINUED)
                University of Hawaii, Ser A, RB, AGC MBIA
                Insured
$       1,400   5.000%, 10/01/23                                   $       1,503
                University of Hawaii, Ser A, RB, MBIA Insured
          400   4.500%, 07/15/32                                             391
                University of Hawaii, Ser A, RB, NPFGC
                Re-Insured
          975   5.000%, 07/15/21                                           1,037
          150   5.000%, 07/15/22                                             159
                University of Hawaii, Ser B, RB, AGM Insured
          320   5.250%, 10/01/16                                             331
          775   5.250%, 10/01/17                                             800
                                                                   -------------
                                                                         136,836
                                                                   -------------
ILLINOIS - 1.0%
                Chicago O'Hare International Airport, General
                Airport, Ser E, RB, CIFG Insured
        1,550   5.250%, 01/01/22                                           1,601
                                                                   -------------
INDIANA - 1.7%
                Indiana Bond Bank, Ser B, RB, AGM Insured (A)
        2,125   5.558%, 06/01/32                                             625
                Indiana Finance Authority, Highway Revenue,
                Ser A, RB, NPFGC Re-Insures FGIC Insured
        1,200   4.500%, 06/01/27                                           1,210
                Wayne Township School Building, RB, NPFGC
                Re-Insures FGIC Insured
        1,000   3.500%, 07/15/24                                             935
                                                                   -------------
                                                                           2,770
                                                                   -------------
MASSACHUSETTS - 0.4%
                University of Massachusetts Building Authority,
                Ser 1, RB
          650   5.000%, 05/01/22                                             712
                                                                   -------------
NEVADA - 0.8%
                Las Vegas New Convention & Visitors Authority,
                RB, AMBAC Insured
        1,055   5.000%, 07/01/28                                           1,054
                Nevada State, Municipal Bond Bank Project,
                Ser F, GO, AGM Insured
          250   5.000%, 12/01/24                                             259
                                                                   -------------
                                                                           1,313
                                                                   -------------
NEW MEXICO - 0.5%
                New Mexico Mortgage Finance Authority, Ser B3,
                RB, AMT, GNMA/FNMA/FHLMC Insured
          880   4.200%, 07/01/28                                             877
                                                                   -------------
NEW YORK - 1.2%
                New York City Municipal Water Finance Authority,
                Ser BB, RB
        1,000   5.000%, 06/15/27                                           1,076

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

    Face
   Amount                                                              Value
    (000)                                                              (000)
-------------                                                      ------------
NEW YORK - (CONTINUED)
                New York State, Dormitory Authority, Ser A, RB
$       1,000   3.100%, 07/01/17                                   $       1,005
                                                                   -------------
                                                                           2,081
                                                                   -------------
NORTH CAROLINA - 0.9%
                Mecklenburg County, Public Facilities, RB
        1,300   5.000%, 03/01/27                                           1,416
                                                                   -------------
OKLAHOMA - 1.3%
                Durant Community Facilities Authority, GO, XLCA
                Insured
        1,000   5.750%, 11/01/24                                           1,081
                Tulsa Airports Improvement Trust, Ser B, RB
        1,000   5.375%, 06/01/24                                           1,005
                                                                   -------------
                                                                           2,086
                                                                   -------------
OREGON - 0.6%
                Oregon State, Ser C, GO
        1,000   4.100%, 08/01/28                                             980
                                                                   -------------
PUERTO RICO - 1.9%
                Commonwealth of Puerto Rico, GO, NPFGC
                Re-Insured
        1,500   6.000%, 07/01/15                                           1,652
                Commonwealth of Puerto Rico, Public Improvement,
                GO, FSA Insured, Pre-Refunded @ 100 (B)
           55   5.000%, 07/01/11                                              58
                Puerto Rico Electric Power Authority, Ser XX, RB
        1,000   4.750%, 07/01/26 (C)                                         989
                Puerto Rico, Electric Power Authority, Ser HH,
                RB, AGM Insured, Pre-Refunded @ 101 (B)
          500   5.250%, 07/01/10                                             511
                                                                   -------------
                                                                           3,210
                                                                   -------------
SOUTH CAROLINA - 1.3%
                College of Charleston, Ser D, RB, XLCA Insured
          765   4.500%, 04/01/37                                             714
                Sumter South Carolina, Waterworks & Sewer
                Improvement Systems, RB, XLCA Insured
          500   5.000%, 12/01/21                                             529
          840   5.000%, 12/01/24                                             880
                                                                   -------------
                                                                           2,123
                                                                   -------------
TEXAS - 2.4%
                Alamo Community College District, Improvements
                Authority, GO, NPFGC Re-Insures FGIC Insured
        1,000   4.500%, 08/15/26                                           1,019
                City of El Paso Texas, GO
          500   4.000%, 08/15/16                                             536
                City of Fort Worth Texas, RB
        1,000   4.300%, 02/15/35                                             947
                City of Houston Texas, Ser A, GO, NPFGC
                Re-Insured
          500   5.000%, 03/01/32                                             518

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
 (000)/Shares                                                          (000)
-------------                                                      ------------
TEXAS - (CONTINUED)
                North Texas Tollway Authority, Highway Revenue,
                RB, Assured Guarantee (A)
$       3,000   3.388%, 01/01/30                                   $         965
                                                                   -------------
                                                                           3,985
                                                                   -------------
WASHINGTON - 0.7%
                County, of King Washington, RB, AGM Insured
          710   5.000%, 01/01/30                                             741
                Washington State, Motor Vehicles Tax Authority,
                Ser F, GO, AMBAC Insured (A)
        1,000   4.779%, 12/01/25                                             494
                                                                   -------------
                                                                           1,235
                                                                   -------------
WISCONSIN - 0.7%
                Wisconsin State, Ser D, GO, AGM Insured
        1,000   5.000%, 05/01/21                                           1,091
                                                                   -------------
TOTAL MUNICIPAL BONDS (Cost $162,465)                                    166,279
                                                                   -------------
                          CASH EQUIVALENTS (D) - 0.5%
      383,443   Dreyfus Cash Management Fund, Institutional
                Shares, 0.082%                                               383
      383,443   Fidelity Institutional Tax-Exempt Portfolio,
                Institutional Shares, 0.096%                                 383
                                                                   -------------
TOTAL CASH EQUIVALENTS (Cost $766)                                           766
                                                                   -------------
TOTAL INVESTMENTS (Cost $163,231)+ - (100.5%)                      $     167,045
                                                                   =============

Percentages are based on Net Assets of $166,240 ($ Thousands).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C)  SECURITY PURCHASES ON A WHEN-ISSUED BASIS.

(D)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

AGC   - AMERICAN GUARANTEE CORPORATION
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT   - ALTERNATIVE MINIMUM TAX
CIFG  - CIFG ASSURANCE NORTH AMERICA, INC.
COP   - CERTIFICATE OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTEE INSURANCE CORPORATION
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA   - FINANCIAL SECURITY ASSURANCE
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NPFGC - NATIONAL PUBLIC FINANCE GUARANTEE CORPORATION
RB    - REVENUE BOND
SER   - SERIES
TCRS  - TAX CREDIT RETURN SUMMARY
XLCA  - XL CAPITAL

COST FIGURES ARE SHOWN IN THOUSANDS.

MARCH 31, 2010                                         www.bishopstreetfunds.com

Hawaii Municipal Bond Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

+ AT MARCH 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $163,234 ($ THOUSANDS), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,693 ($ THOUSANDS) AND $(882) ($ THOUSANDS), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     AS OF MARCH 31, 2010, ALL OF THE FUND'S INVESTMENTS ARE CLASSIFIED AS LEVEL 2, EXCEPT FOR THE CASH EQUIVALENTS WHICH ARE LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

BSF-QH-001-1400

MARCH 31, 2010                                         www.bishopstreetfunds.com

Government Money Market Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

     Face
    Amount                                                             Value
    (000)                                                              (000)
-------------                                                      -------------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 76.4%
                FFCB (A)
$       4,500   0.229%, 12/27/10                                   $       4,500
                FHLB (B)
        5,000   0.180%, 06/11/10                                           4,998
        1,000   0.170%, 06/02/10                                           1,000
        2,100   0.145%, 05/05/10                                           2,100
        1,500   0.140%, 04/12/10                                           1,500
        2,000   0.130%, 04/07/10                                           2,000
       10,000   0.123%, 04/21/10                                           9,999
        2,000   0.110%, 04/14/10                                           2,000
        9,000   0.110%, 04/16/10                                           9,000
                FHLMC (B)
        3,000   0.250%, 09/21/10                                           2,996
        6,000   0.250%, 09/28/10                                           5,993
        3,362   0.240%, 09/14/10                                           3,358
        2,000   0.230%, 08/20/10                                           1,998
        3,000   0.200%, 07/21/10                                           2,998
        3,305   0.189%, 06/01/10                                           3,304
        4,000   0.180%, 07/07/10                                           3,998
        3,000   0.170%, 05/17/10                                           2,999
        5,000   0.150%, 04/06/10                                           5,000
        4,500   0.140%, 05/10/10                                           4,499
        1,600   0.130%, 04/12/10                                           1,600
                FNMA (B)
        2,000   0.270%, 10/18/10                                           1,997
        1,408   0.210%, 08/11/10                                           1,407
        5,000   0.180%, 06/02/10                                           4,998
        1,300   0.150%, 05/05/10                                           1,300
        3,000   0.150%, 05/12/10                                           3,000
        3,000   0.140%, 05/19/10                                           2,999
        3,000   0.100%, 04/09/10                                           3,000
                                                                   -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $94,541)                                                         94,541
                                                                   -------------
                     U.S. TREASURY OBLIGATIONS (B) - 15.7%
                U.S. Government Cash Management Bills
        4,000   0.277%, 06/10/10                                           3,998
                U.S. Treasury Bills
        6,000   0.105%, 04/22/10                                           6,000
        9,500   0.121%, 04/29/10                                           9,499
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,497)                            19,497
                                                                   -------------

MARCH 31, 2010                                         www.bishopstreetfunds.com

Government Money Market Fund (unaudited)

                             SCHEDULE OF INVESTMENTS
                              AS OF MARCH 31, 2010

                                                                       Value
    Shares                                                             (000)
-------------                                                      -------------
                          CASH EQUIVALENTS (C) - 7.9%
    3,220,614   AIM STIT-Government & Agency Portfolio, 0.020%     $       3,221
    3,318,208   Dreyfus Government Cash Management Fund,
                Institutional Shares, 0.010%                               3,318
    3,220,614   Fidelity Institutional Money Market Funds,
                Institutional Shares, 0.043%                               3,220
                                                                   -------------
TOTAL CASH EQUIVALENTS (Cost $9,759)                                       9,759
                                                                   -------------
TOTAL INVESTMENTS (Cost $123,797) + - (100.0%)                     $     123,797
                                                                   =============

Percentages are based on Net Assets of $123,746 ($ Thousands).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON MARCH 31, 2010. THE MATURITY DATE SHOWN IS THE FINAL MATURITY DATE.

(B) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(C)  THE RATE REPORTED IS 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2010.

FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE ASSOCIATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

COST FIGURES ARE SHOWN IN THOUSANDS.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

     AS OF MARCH 31, 2010, ALL OF THE FUN'S INVESTMENTS ARE CLASSIFIED AS LEVEL 2, EXCEPT FOR THE CASH EQUIVALENTS WHICH ARE LEVEL 1, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

BSF-QH-001-1400

MARCH 31, 2010                                         www.bishopstreetfunds.com

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bishop Street Funds


By (Signature and Title)* \s\ Philip T. Masterson
                           --------------------------------------
                           Philip T. Masterson, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* \s\ Philip T. Masterson
                          ---------------------------------------
                          Philip T. Masterson, President

Date: May 26, 2010


By (Signature and Title)* \s\ Michael Lawson
                          ---------------------------------------
                          Michael Lawson
                          Treasurer, Controller & CFO

Date: May 26, 2010

* Print the name and title of each signing officer under his or her signature.